Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Subject to possible redemption, shares	10,404,394	17,250,000
Subject to possible redemption value (in Dollars per share)	$ 10.14	$ 10	$ 10
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	280,000,000	280,000,000	280,000,000
Common stock, shares issued
Common stock, shares outstanding
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	4,312,500	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500	4,312,500